Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Statement of comprehensive income [abstract]
Revenue	$ 63,216	$ 45,217
Operating expenses
Cost of goods sold	21,125	9,376
Other production-related costs	67	105
Royalties		1,340
Amortization of other asset	4,884	2,442
Research and development expenses	10,841	7,994
Selling expenses	26,482	21,693
General and administrative expenses	8,330	5,828
Total operating expenses	71,729	48,778
Loss from operating activities	(8,513)	(3,561)
Finance income	1,097	608
Finance costs	(5,080)	(3,016)
Finance income cost	(3,983)	(2,408)
Loss before income tax recovery	(12,496)	(5,969)
Income tax recovery		1,269
Net loss	(12,496)	(4,700)
Items that may be reclassified to net profit (loss) in the future
Net change in fair value of FVOCI financial assets, net of tax	83	(15)
Exchange difference on translation of foreign operations	33
Other comprehensive income that will be reclassified to profit or loss, net of tax	116	(15)
Total comprehensive loss	$ (12,380)	$ (4,715)
Loss per share
Basic and diluted	$ (0.16)	$ (0.06)